Stock and Equity Based Compensation - Valuation Assumptions (Details) (USD $)	12 Months Ended			3 Months Ended	6 Months Ended
	Dec. 31, 2013 Stock/Unit Options [Member]	Dec. 31, 2012 Stock/Unit Options [Member]	Dec. 31, 2011 Stock/Unit Options [Member]	Mar. 31, 2014 Performance Restricted Stock Units	Jun. 30, 2014 Performance Restricted Stock Units	Jun. 30, 2014 Viper Energy Partners LP [Member] Stock/Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value, performance restricted stock units (in dollars per share)				$ 125.63	$ 125.63
Grant-date fair value	$ 6.51	$ 4.41				$ 4.24
Risk-free rate	0.57%	0.33%	0.96%	0.30%	0.30%	0.99%
Company volatility	36.90%	40.00%	45.50%	39.60%	39.60%	36.00%
Expected dividend yield	0.00%	0.00%	0.00%			5.90%
Expected term (in years)	3 years 9 months 18 days	3 years 9 months 18 days	5 years			3 years